UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22078

Master Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York			10019-6028
(Address of principal executive offices)			(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2014

Item 1.  Reports to Stockholders.

Money Market Funds

Prime Master Fund

Treasury Master Fund

Tax-Free Master Fund

Annual Report

April 30, 2014

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government and agency obligations—4.94%
Federal Farm Credit Bank
0.280%, due 05/01/14[1]	$50,000,000	$50,034,577
0.130%, due 07/17/14[2]	100,000,000	99,972,195
Federal Home Loan Bank
0.190%, due 07/22/14	50,000,000	49,998,578
Federal Home Loan Mortgage Corp.*
0.145%, due 01/26/15[2]	150,000,000	149,836,875
US Treasury Bill
0.110%, due 08/14/14[2]	125,000,000	124,959,896
US Treasury Notes
2.250%, due 05/31/14	180,000,000	180,312,334
2.375%, due 08/31/14	123,000,000	123,905,873
Total US government and agency obligations (cost—$779,020,328)		779,020,328
Time deposits—13.81%
Banking-non-US—13.81%
Credit Agricole Corporate & Investment Bank
0.090%, due 05/01/14	545,000,000	545,000,000
Erste Bank AB, Grand Cayman
0.160%, due 05/01/14	600,000,000	600,000,000
Natixis
0.090%, due 05/01/14	231,000,000	231,000,000
Skandinaviska Enskilda Banken AB
0.070%, due 05/01/14	500,000,000	500,000,000
Svenska Handelsbanken
0.070%, due 05/01/14	300,000,000	300,000,000
Total time deposits (cost—$2,176,000,000)		2,176,000,000
Certificates of deposit—24.62%
Banking-non-US—23.52%
Bank of Nova Scotia
0.262%, due 05/19/14[1]	232,000,000	232,000,000
0.325%, due 07/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 05/30/14	350,000,000	350,000,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 05/01/14[1]	$40,000,000	$40,000,000
Credit Industriel et Commercial
0.120%, due 05/06/14	246,000,000	246,000,000
0.350%, due 05/14/14	200,000,000	200,012,259
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 05/12/14	197,000,000	197,000,000
National Australia Bank Ltd.
0.230%, due 07/07/14[1]	173,000,000	173,000,000
Natixis
0.222%, due 05/06/14[1]	150,000,000	150,000,000
0.215%, due 05/28/14[1]	200,000,000	200,000,000
Nederlandse Waterschapsbank NV
0.173%, due 05/14/14[1]	100,000,000	100,000,000
Nordea Bank Finland
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 05/06/14	450,000,000	450,000,000
Oversea-Chinese Banking Corp. Ltd.
0.240%, due 07/07/14	71,800,000	71,799,998
Rabobank Nederland NV
0.360%, due 06/11/14	180,000,000	180,000,000
0.277%, due 07/10/14[1]	150,000,000	150,000,000
Societe Generale
0.270%, due 05/30/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 05/05/14	148,000,000	148,000,000
Toronto-Dominion Bank
0.192%, due 05/22/14[1]	162,000,000	162,000,000
		3,707,812,257
Banking-US—1.10%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$3,880,812,257)		3,880,812,257

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—35.17%
Asset backed-miscellaneous—11.96%
Atlantic Asset Securitization LLC
0.183%, due 05/12/14[1]	$250,000,000	$250,000,000
0.182%, due 05/27/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.183%, due 05/14/14[1]	250,000,000	250,000,000
0.182%, due 05/21/14[1,3]	150,000,000	150,000,000
Cancara Asset Securitisation LLC
0.170%, due 05/20/14	53,500,000	53,495,200
0.177%, due 07/15/14[1,3]	200,000,000	200,000,000
Gemini Securitization Corp. LLC
0.100%, due 05/01/14	5,000,000	5,000,000
0.240%, due 07/16/14	98,000,000	97,950,347
0.240%, due 07/16/14	100,000,000	99,949,333
LMA Americas LLC
0.201%, due 05/09/14[1]	97,000,000	97,000,000
Old Line Funding LLC
0.182%, due 05/06/14[1]	162,000,000	162,000,000
0.183%, due 05/06/14[1]	100,000,000	100,000,000
Versailles Commercial Paper LLC
0.212%, due 05/16/14[1,3]	100,000,000	100,000,000
0.202%, due 05/19/14[1]	70,000,000	70,000,000
		1,885,394,880
Banking-non-US—18.47%
Australia & New Zealand Banking Group Ltd.
0.152%, due 05/20/14[1]	50,000,000	50,000,000
0.192%, due 05/27/14[1]	175,000,000	175,000,000
Caisse Centrale Desjardins
0.190%, due 05/13/14	200,000,000	199,987,333
Commonwealth Bank of Australia
0.227%, due 05/23/14[1]	150,000,000	150,000,000
DBS Bank Ltd.
0.230%, due 08/01/14	98,000,000	97,942,398

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
0.225%, due 07/30/14	$122,000,000	$121,931,375
Erste Abwicklungsanstalt
0.175%, due 05/15/14	100,000,000	99,993,194
0.170%, due 06/16/14	62,000,000	61,986,532
HSBC Bank PLC
0.286%, due 05/07/14[1]	45,600,000	45,600,772
0.270%, due 07/07/14[1]	83,400,000	83,411,453
Mizuho Funding LLC
0.195%, due 05/23/14	200,000,000	199,976,167
0.195%, due 06/02/14	100,000,000	99,982,667
0.195%, due 06/11/14	150,000,000	149,966,687
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 05/19/14	65,830,000	65,822,429
0.240%, due 07/07/14	50,000,000	49,977,667
0.230%, due 09/04/14	150,000,000	149,879,250
0.240%, due 10/08/14	100,000,000	99,893,333
Sumitomo Mitsui Banking Corp.
0.210%, due 06/10/14	253,000,000	252,940,967
United Overseas Bank Ltd.
0.190%, due 05/19/14	90,000,000	89,991,450
0.200%, due 05/22/14	170,000,000	169,980,167
0.200%, due 08/11/14	186,000,000	185,894,600
0.220%, due 08/11/14	100,000,000	99,937,667
Westpac Banking Corp.
0.222%, due 05/09/14[1]	87,000,000	87,000,000
0.257%, due 07/14/14[1]	125,000,000	125,000,000
		2,912,096,108
Banking-US—1.27%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,852,444
Natixis US Finance Co. LLC
0.110%, due 05/06/14	100,000,000	99,998,472
		199,850,916

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—3.47%
CNPC Finance HK Ltd.
0.410%, due 06/18/14	$150,000,000	$149,918,000
0.540%, due 07/09/14	67,800,000	67,729,827
0.410%, due 07/17/14	150,000,000	149,868,458
Sinopec Century Bright Capital Investment Ltd.
0.390%, due 05/15/14	29,000,000	28,995,602
0.400%, due 05/27/14	150,000,000	149,956,667
		546,468,554
Total commercial paper (cost—$5,543,810,458)		5,543,810,458
Non-US government agency—0.73%
Supranational—0.73%
Export Development Canada
0.160%, due 05/01/14[1,3] (cost—$115,000,000)	115,000,000	115,000,000
Short-term corporate obligations—7.07%
Banking-non-US—4.85%
Barclays Bank PLC
0.485%, due 05/19/14[1,4]	225,000,000	225,000,000
0.485%, due 06/19/14[1,4]	175,000,000	175,000,000
Royal Bank of Canada
0.280%, due 07/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.282%, due 05/27/14[1,3]	190,000,000	190,000,000
		765,000,000
Banking-US—1.11%
Wells Fargo Bank N.A.
0.283%, due 06/16/14[1]	50,000,000	50,000,000
0.334%, due 06/23/14[1]	125,000,000	125,000,000
		175,000,000
Supranational—1.11%
International Bank for Reconstruction & Development
0.140%, due 05/01/14[1]	175,000,000	175,000,000
Total short-term corporate obligations (cost—$1,115,000,000)		1,115,000,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—13.64%
Repurchase agreement dated 04/30/14 with Barclays Capital, Inc., 0.060% due 05/01/14, collateralized by $21,480,000 Federal Farm Credit Bank, 0.280% due 09/19/16 and $60,081,000 Federal Home Loan Bank obligations, zero coupon due 05/01/14; (value—$81,600,022); proceeds: $80,000,133	$80,000,000	$80,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank Securities, Inc., 0.050% due 05/01/14, collateralized by $29,022,800 US Treasury Bonds, 2.875% to 8.000% due 11/15/21 to 11/15/43, $7,779,300 US Treasury Inflation Index Bond, 2.000% due 01/15/26 and $91,127,000 US Treasury Note, 2.000% due 09/30/20; (value—$127,500,071); proceeds: $125,000,174	125,000,000	125,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $601,343,100 US Treasury Bond, 4.750% due 02/15/41; (value—$750,001,095); proceeds: $750,001,042	750,000,000	750,000,000
Repurchase agreement dated 04/30/14 with
Goldman Sachs & Co., 0.040% due 05/01/14,
collateralized by $2,600,000 Federal
Agricultural Mortgage Corp., 2.375%
due 07/22/15, $52,290,000 Federal Home
Loan Bank obligations, zero coupon to
3.250% due 08/08/14 to 07/30/25, $33,966,000
Federal Home Loan Mortgage Corp. obligations,
0.875% to 6.250% due 10/14/16 to 07/15/32,
$21,689,000 Federal National Mortgage
Association obligations, 0.750% to 1.250%
due 09/28/16 to 04/20/17 and $4,960,000
Tennessee Valley Authority, 3.500% to 4.625%
due 12/15/42 to 09/15/60; (value—$122,400,380);
proceeds: $120,000,133	120,000,000	120,000,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 05/01/14, collateralized by $570,973,448 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 04/01/44 and $612,065,031 Federal National Mortgage Association obligations, 2.368% to 10.500% due 03/25/19 to 01/01/44; (value—$255,000,000); proceeds:$250,002,431	$250,000,000	$250,000,000
Repurchase agreement dated 03/10/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.480% due 05/07/14, collateralized by $1,473,401,833 various asset-backed convertible bonds, zero coupon to 49.440% due 12/15/20 to 05/15/52; (value—$106,936,797); proceeds: $100,077,333[5]	100,000,000	100,000,000
Repurchase agreement dated 04/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.580% due 06/04/14, collateralized by $3,721,623,416 various asset-backed convertible bonds, zero coupon to 36.567% due 02/12/15 to 12/29/99; (value—$398,724,036); proceeds: $375,223,542[4,5]	375,000,000	375,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $535,000 Federal National Mortgage Association obligations, 2.260% due 10/17/22; (value—$506,531); proceeds: $495,000	495,000	495,000

Prime Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/14 with Toronto-Dominion Bank, 0.060% due 05/01/14, collateralized by $126,569,925 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 05/01/26 to 03/01/43 and $493,676,918 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/22 to 04/01/43; (value—$357,000,001); proceeds: $350,000,583	$350,000,000	$350,000,000
Total repurchase agreements (cost—$2,150,495,000)		2,150,495,000
Total investments (cost—$15,760,138,043 which approximates cost for federal income tax purposes)—99.98%		15,760,138,043
Other assets in excess of liabilities—0.02%		3,598,985
Net assets—100.00%		$15,763,737,028

Affiliated issuer activity

The table below details the Fund's transaction activity in an affiliated issuer during the year ended April 30, 2014. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/13	Purchases during the year ended 04/30/14	Sales during the year ended 04/30/14	Value at 04/30/14	Net income earned from affiliate for the year ended 04/30/14
UBS Private Money Market Fund LLC	$—	$10,225,000	$10,225,000	$—	$69

Prime Master Fund

Statement of net assets—April 30, 2014

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$779,020,328	$—	$779,020,328
Time deposits	—	2,176,000,000	—	2,176,000,000
Certificates of deposit	—	3,880,812,257	—	3,880,812,257
Commercial paper	—	5,543,810,458	—	5,543,810,458
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,115,000,000	—	1,115,000,000
Repurchase agreements	—	2,150,495,000	—	2,150,495,000
Total	$—	$15,760,138,043	$—	$15,760,138,043

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—April 30, 2014

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	35.1%
France	12.2
Japan	11.7
Singapore	6.9
Canada	6.7
Sweden	6.3
Australia	4.8
Austria	3.8
China	3.5
United Kingdom	3.4
Netherlands	2.7
Finland	1.1
Germany	1.0
Norway	0.8
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1  Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2  Rates shown are the discount rates at date of purchase.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 7.49% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4  Illiquid securities as of April 30, 2014

5  Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2014.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
US government obligations—25.08%
US Treasury Bills[1]
0.090%, due 05/15/14	$250,000,000	$249,991,250
0.105%, due 05/15/14	150,000,000	149,993,875
0.093%, due 06/05/14	175,000,000	174,982,986
0.095%, due 08/14/14	40,000,000	39,988,917
0.110%, due 08/14/14	195,000,000	194,942,906
0.075%, due 09/11/14	150,000,000	149,958,438
0.070%, due 09/25/14	300,000,000	299,914,250
US Treasury Notes
2.250%, due 05/31/14	125,000,000	125,216,898
0.750%, due 06/15/14	250,000,000	250,201,039
0.250%, due 06/30/14	175,000,000	175,042,969
2.625%, due 06/30/14	150,000,000	150,606,911
0.625%, due 07/15/14	250,000,000	250,264,560
2.625%, due 07/31/14	100,000,000	100,617,830
4.250%, due 08/15/14	200,000,000	202,396,243
2.375%, due 08/31/14	50,000,000	50,368,241
2.375%, due 09/30/14	50,000,000	50,460,067
4.250%, due 11/15/14	380,000,000	388,433,887
0.250%, due 01/15/15	135,000,000	135,069,371
Total US government obligations (cost—$3,138,450,638)		3,138,450,638
Repurchase agreements—72.38%
Repurchase agreement dated 04/24/14 with Barclays Capital, Inc., 0.040% due 05/01/14, collateralized by $3,200 US Treasury Bond, 3.750% due 08/15/41, $448,911,800 US Treasury Notes, 0.250% to 3.000% due 06/15/14 to 05/15/23, $9,889,900 US Treasury Bonds Principal Strips, zero coupon due 11/15/28 to 11/15/41 and $806,273,321 US Treasury Bonds Strips, zero coupon due 05/15/24 to 05/15/32; (value—$1,020,000,008); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/29/14 with BNP Paribas Securities Corp., 0.050% due 05/06/14, collateralized by $122,174,200 US Treasury Bill, zero coupon due 04/02/15, $151,251,200 US Treasury Inflation Index Bonds, 2.000% to 2.125% due 01/15/26 to 02/15/40, $129,431,400 US Treasury Inflation Index Notes, 0.375% to 2.000% due 01/15/15 to 07/15/23, $14,440,900 US Treasury Bond Principal Strip, zero coupon due 11/15/40 and $37,010,511 US Treasury Bond Strip, zero coupon due 08/15/19; (value—$510,000,071); proceeds: $500,004,861	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/14 with BNP Paribas Securities Corp., 0.050% due 05/01/14, collateralized by $427,289,300 US Treasury Notes, 0.750% to 1.625% due 10/31/17 to 04/30/19; (value—$423,300,084); proceeds: $415,000,576	415,000,000	415,000,000
Repurchase agreement dated 04/30/14 with Deutsche Bank, 0.050% due 05/01/14, collateralized by $168,020,676 US Treasury Notes, 0.625% to 2.000% due 04/30/16 to 12/15/16, $85,605,100 US Treasury Bonds Principal Strips, zero coupon due 05/15/18 to 11/15/43 and $313,644,326 US Treasury Bonds Strips, zero coupon due 05/15/15 to 05/15/41; (value—$433,500,053); proceeds: $425,000,590	425,000,000	425,000,000
Repurchase agreement dated 04/30/14 with Federal Reserve Bank of New York, 0.050% due 05/01/14, collateralized by $3,386,714,000 US Treasury Bond, 3.750% due 08/15/41; (value—$3,600,005,000); proceeds: $3,600,005,000	3,600,000,000	3,600,000,000

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/01/14 with
Goldman Sachs & Co., 0.050% due 05/01/14,
collateralized by $38,525,400 US Treasury Bills,
zero coupon due 06/05/14 to 09/04/14,
$72,582,654 US Treasury Bonds, 2.875% to 9.000%
due 05/15/16 to 05/15/43, $1,384,800
US Treasury Inflation Index Bond, 2.500%
due 01/15/29, $525,928,824 US Treasury
Inflation Index Notes, 0.125% to 2.625%
due 07/15/15 to 07/15/23, $36,723,330
US Treasury Bonds Principal Strips, zero coupon
due 05/15/20 to 05/15/42, $253,581,100
US Treasury Notes, 0.125% to 5.125%
due 05/31/14 to 02/15/24 and $122,157,378
US Treasury Bonds Strips, zero coupon due 02/15/16
to 11/15/39; (value—$1,020,000,076);
proceeds: $1,000,041,667[2]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/24/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $730,676,800 US Treasury Bonds, 4.625% due 02/15/40 and $191,435,824 US Treasury Bonds Strips, zero coupon due 11/15/24 to 05/15/27; (value—$1,020,000,000); proceeds: $1,000,007,778	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 05/01/14, collateralized by $95,455,200 US Treasury Bonds, 4.625% due 02/15/40, $59,912,400 US Treasury Note, 0.875% due 11/30/16 and $275,185,425 US Treasury Bonds Strips, zero coupon due 08/15/25; (value—$372,300,084); proceeds: $365,000,406	365,000,000	365,000,000
Repurchase agreement dated 04/30/14 with State Street Bank and Trust Co., 0.000% due 05/01/14, collateralized by $215,000 US Treasury Note, 2.000% due 02/28/21; (value—$212,488); proceeds: $207,000	207,000	207,000

Treasury Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/14 with Toronto-Dominion Bank, 0.050% due 05/01/14, collateralized by $51,262,300 US Treasury Bills, zero coupon due 05/29/14 to 03/05/15, $54,171,000 US Treasury Bonds, 2.750% to 11.250% due 02/15/15 to 11/15/43 and $449,543,800 US Treasury Notes, 0.125% to 5.125% due 05/15/14 to 02/15/24; (value—$561,000,083); proceeds: $550,005,347	$550,000,000	$550,000,000
Repurchase agreement dated 04/29/14 with Toronto-Dominion Bank, 0.050% due 05/06/14, collateralized by $5,636,200 US Treasury Bond, 7.500% due 11/15/24 and $196,926,900 US Treasury Notes, 0.250% to 1.000% due 08/15/15 to 08/31/19; (value—$204,000,080); proceeds: $200,001,944	200,000,000	200,000,000
Total repurchase agreements (cost—$9,055,207,000)		9,055,207,000
Total investments (cost—$12,193,657,638 which approximates cost for federal income tax purposes)—97.46%		12,193,657,638
Other assets in excess of liabilities—2.54%		317,499,084
Net assets—100.00%		$12,511,156,722

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$3,138,450,638	$—	$3,138,450,638
Repurchase agreements	—	9,055,207,000	—	9,055,207,000
Total	$—	$12,193,657,638	$—	$12,193,657,638

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1  Rates shown are the discount rates at date of purchase.

2  Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—84.17%
Alabama—1.03%
Birmingham Special Care Facilities Financing Authority Revenue Refunding (Methodist Home Aging), 0.120% VRD	$4,755,000	$4,755,000
University of Alabama Revenue (University Hospital), Series C, 0.130% VRD	9,600,000	9,600,000
		14,355,000
Alaska—1.95%
Alaska International Airports Revenue Refunding (System), Series A, 0.090% VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes, 1.000%, due 03/23/15	20,000,000	20,155,187
		27,155,187
Arizona—1.20%
AK-Chin Indian Community Revenue, 0.140% VRD	6,700,000	6,700,000
Arizona State Tax Anticipation Notes (Unemployment Insurance), Series A, 1.500%, due 05/07/14	3,000,000	3,000,653
Series B, 1.500%, due 05/21/14	3,000,000	3,002,162
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project), 0.100% VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.140% VRD[1,2]	3,750,000	3,750,000
		16,752,815
California—4.13%
California State, Series A-1, 2.000%, due 05/28/14	5,155,000	5,161,815
Series A-2, 2.000%, due 06/23/14	7,700,000	7,719,749

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.080% VRD	$1,885,000	$1,885,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.100% VRD	7,200,000	7,200,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B, 2.000%, due 06/30/14	10,000,000	10,029,852
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.120% VRD	4,400,000	4,400,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 0.130% VRD	3,300,000	3,300,000
Santa Clara Electric Revenue, Subseries B, 0.100% VRD	6,110,000	6,110,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C, 0.110% VRD	6,600,000	6,600,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.100% VRD	5,000,000	5,000,000
		57,406,416
Colorado—0.83%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6, 0.090% VRD	2,020,000	2,020,000
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/27/14	5,000,000	5,014,177
Denver City & County Certificates of Participation Refunding, Series A1, 0.090% VRD	4,445,000	4,445,000
		11,479,177

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.73%
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series U, 0.070% VRD	$10,200,000	$10,200,000
District of Columbia—0.52%
District of Columbia Revenue (German Marshall Fund of the United States), 0.120% VRD	4,000,000	4,000,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2, 0.100% VRD	3,285,000	3,285,000
		7,285,000
Florida—2.95%
Gainesville Utilities System Revenue, Series A, 0.120% VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.080% VRD	24,685,000	24,685,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.090%, VRD	8,080,000	8,080,000
Subseries B-1, 0.110%, VRD	5,840,000	5,840,000
		41,080,000
Georgia—1.17%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	9,050,000	9,050,000
Series B-2, 0.110%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—0.43%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/14	6,000,000	6,017,812

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—9.51%
City of Chicago, Series D-1, 0.090%, VRD	$21,540,000	$21,540,000
Series D-2, 0.090%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.090% VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.120% VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.120% VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.090% VRD	14,550,000	14,550,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3, 0.160% VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.070% VRD	7,500,000	7,500,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	6,300,000	6,300,000
Illinois State, Series B-5, 0.100%, VRD	5,000,000	5,000,000
Series B-6, 0.100%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.100% VRD	4,060,000	4,060,000
		132,250,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—4.85%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.110% VRD	$4,400,000	$4,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.070% VRD	23,650,000	23,650,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.090% VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.110% VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.130% VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.140% VRD	2,600,000	2,600,000
		67,470,000
Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project), 0.100% VRD	2,485,000	2,485,000
Kansas—1.49%
Kansas State Department of Transportation Highway Revenue Refunding, Series B-2, 0.110%, VRD	5,080,000	5,080,000
Series B-3, 0.110%, VRD	9,440,000	9,440,000
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.090% VRD	6,200,000	6,200,000
		20,720,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—1.42%
Shelby County Lease Revenue, Series A, 0.080% VRD	$10,000,000	$10,000,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A, 0.080% VRD	6,780,000	6,780,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.130% VRD	2,935,000	2,935,000
		19,715,000
Louisiana—0.87%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.080% VRD	6,200,000	6,200,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.080% VRD	5,950,000	5,950,000
		12,150,000
Maryland—1.59%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.090%, VRD	2,400,000	2,400,000
Series B, 0.100%, VRD	8,700,000	8,700,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		22,100,000
Massachusetts—3.05%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,099,000	1,099,000
0.110%, VRD	2,092,000	2,092,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.120% VRD[1,2]	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.090% VRD	$2,795,000	$2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N, 0.070% VRD	1,990,000	1,990,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.130% VRD	24,500,000	24,500,000
		42,476,000
Michigan—1.06%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.080% VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue (Unemployment Obligation Assessment), Series C, 0.110% VRD	1,145,000	1,145,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.130% VRD	9,700,000	9,700,000
		14,745,000
Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 0.130% VRD	8,450,000	8,450,000
Minnesota State Trunk Highway, Series E, 5.000%, due 08/01/14	6,000,000	6,072,624
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.070% VRD	1,850,000	1,850,000
		16,372,624

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Mississippi—1.23%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series E, 0.070%, VRD	$7,300,000	$7,300,000
Series G, 0.070%, VRD	4,000,000	4,000,000
Series I, 0.070%, VRD	1,000,000	1,000,000
Series K, 0.070%, VRD	3,000,000	3,000,000
Series L, 0.070%, VRD	1,800,000	1,800,000
		17,100,000
Missouri—1.36%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.100% VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.100% VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.070%, VRD	2,300,000	2,300,000
0.070%, VRD	9,600,000	9,600,000
		18,860,000
Nebraska—0.66%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.100% VRD	9,145,000	9,145,000
New Hampshire—0.36%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.100% VRD	5,000,000	5,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—9.23%
Albany County Bond Anticipation Notes, 1.000%, due 07/03/14	$6,686,085	$6,694,486
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.100% VRD	9,600,000	9,600,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.100% VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.100% VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.120% VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.080% VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.060% VRD	3,200,000	3,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.060%, VRD	7,800,000	7,800,000
0.070%, VRD	13,200,000	13,200,000
New York City, Series F, Subseries F-3, 0.080% VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.120% VRD	3,395,000	3,395,000
New York State Dormitory Authority Revenue (Wagner College), 0.090% VRD	2,750,000	2,750,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.130% VRD	$1,960,000	$1,960,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.080% VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.120%, VRD	1,000,000	1,000,000
Series D, 0.110%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.090% VRD	3,585,000	3,585,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.100% VRD	4,700,000	4,700,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.080% VRD	5,975,000	5,975,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.100% VRD	3,870,000	3,870,000
		128,374,486
North Carolina—5.34%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.120% VRD	35,685,000	35,685,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	$2,200,000	$2,200,000
Series H, 0.070%, VRD	18,405,000	18,405,000
Guilford County, Series B, 0.110% VRD	1,855,000	1,855,000
New Hanover County (School), 0.130% VRD	2,115,000	2,115,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Campbell University), 0.120% VRD	5,205,000	5,205,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.100% VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B, 4.000%, due 11/01/14	4,000,000	4,077,783
University of North Carolina Chapel Hill Revenue, Series B, 0.100% VRD	1,300,000	1,300,000
		74,252,783
Ohio—3.90%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.140% VRD	18,855,000	18,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.130% VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.100% VRD	6,800,000	6,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A, 0.110% VRD	10,900,000	10,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 0.120% VRD	$1,980,000	$1,980,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.090% VRD	8,000,000	8,000,000
Ohio (Common Schools), Series B, 0.110% VRD	2,015,000	2,015,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.130% VRD[1,2]	2,845,000	2,845,000
		54,195,000
Oregon—2.49%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.100% VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.090% VRD	1,890,000	1,890,000
Oregon State Tax Anticipation Notes, Series A, 1.500%, due 07/31/14	25,000,000	25,082,348
		34,672,348
Pennsylvania—6.22%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.), 0.090% VRD	15,825,000	15,825,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.110% VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.090% VRD	23,015,000	23,015,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph's University), Series A, 0.090% VRD	2,000,000	2,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B, 0.120%, VRD	$9,180,000	$9,180,000
Series B-3, 0.110%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110% VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110% VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.100% VRD	3,425,000	3,425,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.120% VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120% VRD	5,260,000	5,260,000
		86,515,000
Tennessee—0.49%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.120% VRD	4,500,000	4,500,000
Shelby County Public Improvement and School, Series B, 0.120% VRD	2,350,000	2,350,000
		6,850,000
Texas—6.64%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110% VRD[1,2]	7,750,000	7,750,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
City of Houston Tax & Revenue Anticipation Notes, 1.500%, due 06/30/14	$8,000,000	$8,017,323
2.000%, due 06/30/14	1,000,000	1,002,985
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.080% VRD	3,700,000	3,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.080% VRD	19,880,000	19,880,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.120% VRD	4,785,000	4,785,000
Texas (JP Morgan PUTTERs, Series 3238), 0.130% VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes, 2.000%, due 08/28/14	40,000,000	40,236,289
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.130% VRD[1,2]	3,330,000	3,330,000
University of Texas University Revenues Refunding (Financing System), Series B, 0.100% VRD	1,500,000	1,500,000
		92,366,597
Utah—0.80%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.070% VRD	11,160,000	11,160,000
Vermont—0.52%
Winooski Special Obligation Refunding, Series A, 0.070% VRD	7,260,000	7,260,000
Virginia—0.98%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.120% VRD	10,700,000	10,700,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—(concluded)
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F, 0.090% VRD	$3,000,000	$3,000,000
		13,700,000
Washington—3.75%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.130% VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A, 0.120% VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.080% VRD	19,000,000	19,000,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.120% VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130% VRD	3,750,000	3,750,000
		52,120,000
Wyoming—0.06%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.070% VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,170,836,245)		1,170,836,245
Tax-exempt commercial paper—15.70%
California—0.43%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.130%, due 07/09/14	6,000,000	6,000,000
Connecticut—0.72%
Yale University, 0.060%, due 05/07/14	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Illinois—0.76%
Illinois Educational Facilities Authority Revenue, 0.090%, due 08/05/14	$10,615,000	$10,615,000
Maryland—1.79%
Johns Hopkins University, 0.060%, due 05/05/14	6,900,000	6,900,000
Montgomery County, 0.070%, due 05/05/14	10,000,000	10,000,000
0.070%, due 05/05/14	8,000,000	8,000,000
		24,900,000
Minnesota—2.16%
Mayo Clinic, 0.110%, due 05/13/14	20,000,000	20,000,000
0.120%, due 09/03/14	10,000,000	10,000,000
		30,000,000
Missouri—1.97%
University of Missouri, 0.070%, due 06/04/14	11,778,000	11,778,000
0.070%, due 06/11/14	15,605,000	15,605,000
		27,383,000
Tennessee—1.22%
Vanderbilt University, 0.140%, due 05/06/14	9,000,000	9,000,000
0.120%, due 11/04/14	8,000,000	8,000,000
		17,000,000
Texas—3.59%
Dallas Area Rapid Transit, 0.090%, due 05/13/14	4,000,000	4,000,000
0.120%, due 08/19/14	6,000,000	6,000,000
Harris County, 0.100%, due 05/15/14	17,950,000	17,950,000
University of Texas, 0.060%, due 05/14/14	12,000,000	12,000,000
0.070%, due 06/02/14	10,000,000	10,000,000
		49,950,000

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—2.34%
University of Virginia, 0.080%, due 05/05/14	$6,000,000	$6,000,000
0.060%, due 05/06/14	7,000,000	7,000,000
0.070%, due 06/05/14	9,535,000	9,535,000
0.070%, due 06/10/14	10,000,000	10,000,000
		32,535,000
Washington—0.72%
University of Washington, 0.100%, due 06/04/14	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$218,383,000)		218,383,000
Total investments (cost—$1,389,219,245 which approximates cost for federal income tax purposes)—99.87%		1,389,219,245
Other assets in excess of liabilities—0.13%		1,818,278
Net assets—100.00%		$1,391,037,523

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,170,836,245	$—	$1,170,836,245
Tax-exempt commercial paper	—	218,383,000	—	218,383,000
Total	$—	$1,389,219,245	$—	$1,389,219,245

At April 30, 2014, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Statement of net assets—April 30, 2014

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.71% of net assets as of April 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2  The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FNMA  Federal National Mortgage Association

PUTTERs  Puttable Tax-Exempt Receipts

ROCS  Reset Option Certificates

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2014 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund's expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related "feeder funds" should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds' expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor's ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2013 to April 30, 2014.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund's expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund's expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.25	0.05%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.25	0.05

Tax-Free Master Fund

	Beginning account value November 1, 2013	Ending account value April 30, 2014	Expenses paid during period[1] 11/01/13 to 04/30/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

1  Expenses are equal to the Master Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	35 days	41 days	47 days
Net assets (bln)	$15.8	$17.5	$19.1
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Commercial paper	35.2%	44.8%	36.0%
Certificates of deposit	24.6	16.8	29.5
Time deposits	13.8	14.0	3.8
Repurchase agreements	13.6	13.3	10.3
Short-term corporate obligations	7.1	5.1	2.5
US government and agency obligations	5.0	6.0	17.8
Non-US government agency	0.7	—	—
Other assets less liabilities	0.0[3]	0.0[3]	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

3  Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (continued)

Treasury Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	27 days	48 days	53 days
Net assets (bln)	$12.5	$12.9	$12.2
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Repurchase agreements	72.4%	62.1%	55.5%
US government obligations	25.1	36.5	44.4
Other assets less liabilities	2.5	1.4	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/14	10/31/13	04/30/13
Weighted average maturity[1]	23 days	34 days	19 days
Net assets (bln)	$1.4	$1.6	$1.6
Portfolio composition[2]	04/30/14	10/31/13	04/30/13
Municipal bonds and notes	84.2%	85.1%	81.2%
Tax-exempt commercial paper	15.7	14.8	18.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

1  The Master Fund's portfolio is actively managed, and its weighted average maturity will differ over time.

2  Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Master Trust

Statement of operations
For the year ended April 30, 2014

	Prime Master Fund	Treasury Master Fund
Investment income:
Interest	$38,116,477	$8,939,664
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	287	—
	38,116,764	8,939,664
Expenses:
Investment advisory and administration fees	17,929,778	13,130,406
Trustees' fees	97,873	80,787
	18,027,651	13,211,193
Fee waivers by investment advisor	—	(5,638,580)
Net expenses	18,027,651	7,572,613
Net investment income	20,089,113	1,367,051
Net realized gain	199,522	111,413
Net increase in net assets resulting from operations	$20,288,635	$1,478,464

See accompanying notes to financial statements

Tax-Free Master Fund
Investment income:
Interest	$1,349,710
Securities lending income (includes $69; $0 and $0, respectively earned from an affiliated entity)	—
1,349,710
Expenses:
Investment advisory and administration fees	1,559,345
Trustees' fees	23,555
1,582,900
Fee waivers by investment advisor	(466,570)
Net expenses	1,116,330
Net investment income	233,380
Net realized gain	107,759
Net increase in net assets resulting from operations	$341,139

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,
	2014	2013
Prime Master Fund
From operations:
Net investment income	$20,089,113	$36,187,378
Net realized gain	199,522	77,976
Net increase in net assets resulting from operations	20,288,635	36,265,354
Net increase (decrease) in net assets from beneficial interest transactions	(3,394,160,779)	3,412,781,376
Net increase (decrease) in net assets	(3,373,872,144)	3,449,046,730
Net assets:
Beginning of year	19,137,609,172	15,688,562,442
End of year	$15,763,737,028	$19,137,609,172
Treasury Master Fund
From operations:
Net investment income	$1,367,051	$7,062,500
Net realized gain	111,413	156,317
Net increase in net assets resulting from operations	1,478,464	7,218,817
Net increase (decrease) in net assets from beneficial interest transactions	284,127,950	(826,052,247)
Net increase (decrease) in net assets	285,606,414	(818,833,430)
Net assets:
Beginning of year	12,225,550,308	13,044,383,738
End of year	$12,511,156,722	$12,225,550,308
Tax-Free Master Fund
From operations:
Net investment income	$233,380	$922,996
Net realized gain	107,759	79,573
Net increase in net assets resulting from operations	341,139	1,002,569
Net increase (decrease) in net assets from beneficial interest transactions	(165,629,447)	394,531,710
Net increase (decrease) in net assets	(165,288,308)	395,534,279
Net assets:
Beginning of year	1,556,325,831	1,160,791,552
End of year	$1,391,037,523	$1,556,325,831

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2014
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Net assets, end of year (000's)	$15,763,737
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$12,511,157
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.07%
Net investment income	0.01%
Supplemental data:
Net assets, end of year (000's)	$1,391,038

1  Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements.

	Years ended April 30,
	2013	2012	2011	2010
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.10%[1]
Net investment income	0.19%	0.19%	0.21%	0.25%
Supplemental data:
Net assets, end of year (000's)	$19,137,609	$15,688,562	$29,569,454	$22,591,869
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.06%	0.10%[1]	0.10%
Net investment income	0.05%	0.01%	0.09%	0.12%
Supplemental data:
Net assets, end of year (000's)	$12,225,550	$13,044,384	$7,219,706	$7,335,525
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%[1]	0.10%	0.10%[1]
Net investment income	0.06%	0.06%	0.18%	0.20%
Supplemental data:
Net assets, end of year (000's)	$1,556,326	$1,160,792	$1,485,784	$1,933,132

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a "Master Fund", collectively, the "Master Funds") are each registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust's Board of Trustees (the "Master Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund's Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund's investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds' Board has approved an investment advisory and administration contract ("Management Contract") with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2014, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,338,305, $684,250 and $101,551, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds' expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds' independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund's average daily net assets. At April 30, 2014, UBS Global AM owed $24,036, $22,414 and $6,126 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees

Master Trust

Notes to financial statements

in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2014, UBS Global AM owed Treasury Master Fund $25,271 for fee waivers/trustees' fees reimbursements. For the year ended April 30, 2014, UBS Global AM voluntarily waived $5,638,580 and $466,570 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC ("Private Money Market"), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds' investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market's average daily members' equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses, including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg's

Master Trust

Notes to financial statements

role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the year ended April 30, 2014, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,292,751,356
Treasury Master Fund	499,863,184
Tax-Free Master Fund	492,499,550

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds' investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds' lending agent. At April 30, 2014, the Master Funds did not have any securities on loan.

Master Trust

Notes to financial statements

Bank line of credit

Tax-Free Master Fund participated with certain other funds managed or advised by UBS Global AM in a $75 million credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), which was to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees were paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund would have borrowed based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2014, Tax-Free Master Fund did not borrow under the Committed Credit Facility. Tax-Free Master Fund ceased participating in the Committed Credit Facility on November 19, 2013.

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2014	2013
Contributions	$49,173,642,552	$57,931,411,710
Withdrawals	(52,567,803,331)	(54,518,630,334)
Net increase (decrease) in beneficial interest	$(3,394,160,779)	$3,412,781,376
	For the years ended April 30,
Treasury Master Fund	2014	2013
Contributions	$25,983,033,439	$28,344,203,263
Withdrawals	(25,698,905,489)	(29,170,255,510)
Net increase (decrease) in beneficial interest	$284,127,950	$(826,052,247)

Master Trust

Notes to financial statements

	For the years ended April 30,
Tax-Free Master Fund	2014	2013
Contributions	$1,704,139,597	$2,891,282,474
Withdrawals	(1,869,769,044)	(2,496,750,764)
Net increase (decrease) in beneficial interest	$(165,629,447)	$394,531,710

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund's assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2014, that there were no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2014, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the "Trust") as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2014 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2014, the results of their operations for the year then ended,

Master Trust

Report of independent registered public accounting firm (concluded)

the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 27, 2014

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Master Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Master Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund's offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

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Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund's operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds' SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg††; 72 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since 2007). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

				Professor Feldberg is a director or trustee of 19 investment companies (consisting of 51 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy's, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 2007

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

				Mr. Armstrong is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None
Alan S. Bernikow; 73 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Mr. Bernikow is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Master Trust

Supplemental information (unaudited)

Master Trust

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Richard R. Burt; 67 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 2007

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

				Mr. Burt is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.
Bernard H. Garil; 74 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Mr. Garil is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Heather R. Higgins; 54 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 12th Floor New York, NY 10019	Trustee	Since 2007

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women's Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

				Ms. Higgins is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Master Trust

Supplemental information (unaudited)

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
David Malpass; 58 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

				Mr. Malpass is a director or trustee of 11 investment companies (consisting of 43 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company).

Master Trust

Supplemental information (unaudited)

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 48	Vice President and Assistant Secretary; Interim Chief Compliance Officer	Since 2007 (Vice President and Assistant Secretary) Since January 2014 (Interim Chief Compliance Officer)

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 46	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 50	President	Since 2010

Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Thomas Disbrow*; 48	Vice President and Treasurer	Since 2007

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Michael J. Flook*; 49	Vice President and Assistant Treasurer	Since 2007

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Elbridge T. Gerry III*; 57	Vice President	Since 2007

Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 34	Vice President and Assistant Secretary	Since 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 37	Vice President	Since 2009

Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 56	Vice President and Secretary	Since 2007

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 46	Vice President and Assistant Treasurer	Since 2007

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 43	Vice President and Assistant Secretary	Since 2007

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 36	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 48	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Robert Sabatino**; 40	Vice President	Since 2007

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 48	Vice President and Assistant Secretary	Since 2007

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Andrew Shoup*; 57	Vice President and Chief Operating Officer	Since 2007

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 52	Vice President and Assistant Secretary	Since 2007

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*, 29	Vice President	Since 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 15 investment companies (consisting of 75 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*  This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**  This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

†  Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††  Professor Feldberg is deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act") because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President	Thomas Disbrow Vice President and Treasurer
Mark F. Kemper Vice President and Secretary	Robert Sabatino Vice President
Elbridge T. Gerry III Vice President	Erin O. Houston Vice President

Manager

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Placement Agent

UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2014. All rights reserved.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.  Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR:  Alan S. Bernikow.  Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)         Audit Fees:

For the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $136,020 and $133,500, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)         Audit-Related Fees:

In each of the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $11,016 and $11,016, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2013 and 2012 semiannual financial statements and (2) review of the consolidated 2012 and 2011 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)          Tax Fees:

In each of the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $25,200 and $25,200 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)         All Other Fees:

In each of the fiscal years ended April 30, 2014 and April 30, 2013, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)          (1)         Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 — with revisions through July 2013)” (the “charter”).  The charter contains the audit committee’s pre-approval policies and procedures.  Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.              Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund.  In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s).  From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

(1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors.  Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund.  Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)                Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2014 and April 30, 2013 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)           For the fiscal year ended April 30, 2014, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY.  According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)          For the fiscal years ended April 30, 2014 and April 30, 2013, the aggregate fees billed by EY of $159,556 and $335,413, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2014	2013
Covered Services	$36,216	$36,216
Non-Covered Services	123,340	299,197

(h)         The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee.  The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.  In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.”  The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)               (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)             (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)             (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons — not applicable to the registrant.

(b)               Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)                Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2014